DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended										12 Months Ended
	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	May 31, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in November 2013 USD ($)	May 31, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in November 2013 RUB	May 31, 2013 Credit facility granted to MTS OJSC in 2005 with an original maturity in May 2014 USD ($)	May 31, 2013 Credit facility granted to MTS OJSC in 2005 with an original maturity in May 2014 RUB	Apr. 30, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in October 2013 USD ($)	Apr. 30, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in October 2013 RUB	Mar. 31, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in September 2013 USD ($)	Mar. 31, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in September 2013 RUB	Feb. 28, 2011 Barclays credit facility granted to MTS OJSC in 2005 with an original maturity in 2014 USD ($)	Feb. 28, 2011 Barclays credit facility granted to MTS OJSC in 2005 with an original maturity in 2014 RUB	Dec. 31, 2013 Cash flow hedging RUB	Dec. 31, 2012 Cash flow hedging RUB	Dec. 31, 2011 Cash flow hedging RUB	Dec. 31, 2013 Cash flow hedging Unrealized gains / (losses) on derivatives Amount Reclassified From Accumulated Other Comprehensive Income RUB	Dec. 31, 2011 Cash flow hedging Unrealized gains / (losses) on derivatives Amount Reclassified From Accumulated Other Comprehensive Income RUB	Dec. 31, 2013 Cash flow hedging Designated as hedges RUB	Dec. 31, 2012 Cash flow hedging Designated as hedges RUB	Dec. 31, 2011 Cash flow hedging Designated as hedges RUB	Dec. 31, 2013 Interest rate swaps Cash flow hedging RUB	Dec. 31, 2012 Interest rate swaps Cash flow hedging RUB	Dec. 31, 2011 Interest rate swaps Cash flow hedging RUB	Dec. 31, 2013 Interest rate swaps Cash flow hedging Unrealized gains / (losses) on derivatives Amount Reclassified From Accumulated Other Comprehensive Income RUB	Dec. 31, 2011 Interest rate swaps Cash flow hedging Unrealized gains / (losses) on derivatives Amount Reclassified From Accumulated Other Comprehensive Income RUB	Dec. 31, 2013 Interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2012 Interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2011 Interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2011 Cross-currency interest rate swaps Cash flow hedging RUB	Dec. 31, 2013 Cross-currency interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2012 Cross-currency interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2011 Cross-currency interest rate swaps Cash flow hedging Designated as hedges RUB
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Loss recognized on derivatives																	(33)	(58)	(961)	(664)	(518)				(33)	(58)	(184)	(429)	(398)		(777)	(235)	(120)
Ineffective portion of derivative included in earnings														(28)	(183)	288						(28)	(183)	233						55
Voluntary prepayment of principal and interest	38,996.0	37,394.0	8,659.0	3.2	102.0	21.8	686.0	4.2	132.0	8.9	276.0	46.3	1,373.0
Changes in derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives income/(loss), beginning of the year														21	(241)	(453)
Fair value adjustments on hedging derivatives	1,445	255	216											691	(204)	(100)
Amounts reclassified into earnings during the period														755	466	312
Accumulated derivatives income/(loss), end of the year														1,467	21	(241)
Changes in tax effect derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives income/(loss) tax portion, beginning of the year														4	(60)	(113)
Fair value adjustments on hedging derivatives net of tax														138	(29)	(9)
Amounts reclassified into earnings during the period, tax portion														151	93	62
Accumulated derivatives income/(loss) tax portion, end of the year														293	4	(60)
Net loss expected to be reclassified into net income during the next twelve months														332